FINANCIAL RISK MANAGEMENT - CREDIT RISK - LOSS PROVISION FOR TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loss provision for financial assets [line items]
At beginning of period	¥ 10,590
At end of period	10,590	¥ 10,590
Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
At beginning of period	61,135	61,212
Receivables written off during the year as uncollectible	(73)	(77)
Reversal of impairment loss provision	(358)	0
At end of period	¥ 60,704	¥ 61,135